SCHEDULE OF DISAGGREGATED ITS REVENUE FROM CONTRACTS WITH CUSTOMERS AND GEOGRAPHICAL REGION (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Product Information [Line Items]
Revenue from contracts with customers	$ 4,173,028	$ 5,072,320	$ 6,811,111	$ 5,973,083	$ 8,235,089
SINGAPORE
Product Information [Line Items]
Revenue from contracts with customers	3,998,341	5,072,320		5,973,083
JAPAN
Product Information [Line Items]
Revenue from contracts with customers	160,125
KOREA, REPUBLIC OF
Product Information [Line Items]
Revenue from contracts with customers	14,562
Leather and Fabric Upholstered Furniture [Member]
Product Information [Line Items]
Revenue from contracts with customers	3,642,659	4,430,299		5,268,557
Case Goods and Accessories [Member]
Product Information [Line Items]
Revenue from contracts with customers	$ 530,369	$ 642,021		$ 704,526